Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 21,083	$ 18,853
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	188	195
Net interest expense (income)	(150)	(162)
Administrative expense	18	9
Defined benefit pension expense	56	42
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	426	323
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	482	365
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	34	33
Past service costs	(6)	(2)
Net interest expense (income)	81	77
Remeasurements of other long-term benefits	3	(1)
Defined benefit pension expense	112	107
Total pension and other post-employment benefit expense	$ 112	$ 107